Share Based Payments - Equity incentive plan - Non-vested share awards (Tables)	12 Months Ended
Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested Share Awards Activity
	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2014	9,172	$157.70
Granted	2,632	64.60
Cancelled	(698	)101.84
Vested	(7,183	)139.08
Non-vested, December 31, 2015	3,923	$84.74

Equity incentive plan - October 11, 2006
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested Share Awards Details
Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled	Shares vested	Non-vested share awards
November 26, 2013	December 31, 2015	5,264	$196.27	-	5,264	-
November 26, 2013	December 31, 2015	316	$196.27	-	316	-
December 19, 2013	December 31, 2015	422	$242.44	-	422	-
January 31, 2014	December 31, 2015	841	$253.46	196	645	-
TOTAL		6,843		196	6,647	-

Equity incentive plan - March 26, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested Share Awards Details
Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled	Shares vested	Non-vested share awards
December 10, 2014	December 31, 2016	5,264	$92.72	-	2,632	2,632
December 10, 2014	December 31, 2016	527	$92.72	-	264	264
February 26, 2015	December 31, 2016	1,842	$70.87	577	632	632
March 17, 2015	December 31, 2016	790	$49.78	-	395	395
TOTAL		8,423		577	3,923	3,923